Fair Value Measurement - Transfers (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2019 CNY (¥)
Fair Value Measurement
Transfers of assets from level 1 to level 2	¥ 0
Transfers of assets from level 2 to level 1	0
Transfers of liabilities from level 1 to level 2	0
Transfers of liabilities from level 2 to level 1	0
Transfers in and out of level 3	¥ 0